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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX


          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


Investment Company Act file number    811-21593
                                   ---------------------------------------------

                      Kayne Anderson MLP Investment Company
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

    717 Texas Avenue, Suite 3100             Houston, Texas        77002
--------------------------------------------------------------------------------
             (Address of principal executive offices)               (Zip code)

                            David J. Shladovsky, Esq.
                             KA Fund Advisors, LLC
                          717 Texas Avenue, Suite 3100
                                Houston, Texas 77002

--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (713) 493-2020
                                                    ----------------------------

Date of fiscal year end:     November 30, 2009
                           ----------------------------

Date of reporting period:    July 1, 2008 - June 30, 2009
                          -----------------------------------------


      Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss.
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

      Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

      (a)   The name of the issuer of the portfolio security;

      (b)   The exchange ticker symbol of the portfolio security;

      (c)   The  Council  on  Uniform   Securities   Identification   Procedures
            ("CUSIP") number for the portfolio security;

      (d)   The shareholder meeting date;

      (e)   A brief identification of the matter voted on;

      (f) Whether the matter was proposed by the issuer or by a security holder;

      (g)   Whether the registrant cast its vote on the matter;

      (h) How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

      (i)   Whether the registrant cast its vote for or against management.

                                   SIGNATURES
                                   ----------

                           [See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)     Kayne Anderson MLP Investment Company
            --------------------------------------------------------------------

By (Signature and Title)*   /s/ Kevin S. McCarthy
                         -------------------------------------------------------
                                Kevin S. McCarthy,
                                Chairman of the Board of Directors,
                                President and Chief Executive Officer

Date      August 27, 2009
     ---------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.

                                                                                                  PROPOSED
                                                                                                  BY                         FOR/
                                                        MEETING                                   (I)SSUER OR  VOTE   HOW    AGAINST
ISSUER                               SYMBOL  CUSIP      DATE        MATTER:                       (S)HRHLDR    CAST?  VOTED  MGMT
------------------------------------------------------------------------------------------------------------------------------------
    CAPITAL PRODUCT PARTNERS L.P.    CPLP    Y11082107   7/25/2008  ELECT:                             I       yes    for    for
                                                                    Robert Curt

                                                                    APPROVE:                           I       yes    for    for
                                                                    amendment to the Company's
                                                                    first amended and restated
                                                                    agreement of limited
                                                                    partnership establishing
                                                                    that, if a quorum has not
                                                                    been obtained after two
                                                                    attempts at any meeting of
                                                                    limited partners of the
                                                                    company, then any votes
                                                                    present at the 3rd convened
                                                                    meeting will be deemed to
                                                                    constitute a quorum
------------------------------------------------------------------------------------------------------------------------------------
   ENERGY TRANSFER PARTNERS, L.P.    ETP     29273R109  12/16/2008  APPROVE:                           I       yes    for    for
                                                                    the terms of the Energy
                                                                    Transfer Partners, L.P. 08
                                                                    long-term incentive plan,
                                                                    which provides for awards of
                                                                    options to purchase the
                                                                    partnership's common units,
                                                                    awards of the partnerships
                                                                    restricted units, awards of
                                                                    the partnership's phantom
                                                                    units, awards of the
                                                                    partnership's common units,
                                                                    all as more fully described
                                                                    in the proxy statement
------------------------------------------------------------------------------------------------------------------------------------
    NAVIOS MARITIME PARTNERS L.P.    NMM     Y62267102  12/16/2008  ELECT:                             I       yes    for    for
                                                                    Leonidas Korres
                                                                    Efstathios Loizos
                                                                    Robert Pierot
                                                                    John Karakadas

                                                                    RATIFY:                            I       yes    for    for
                                                                    the appointment of
                                                                    PricewaterhouseCoopers LLP
                                                                    as the company's independent
                                                                    public accountants for the
                                                                    FY ending 12/31/08
------------------------------------------------------------------------------------------------------------------------------------
           BUCKEYE PARTNERS, L.P.    BPL     118230101   1/30/2009  APPROVE:                           I       yes    for    for
                                                                    the terms of the 2009 l-t
                                                                    incentive plan of Buckeye
                                                                    Partners, L.P. as described
                                                                    in the consent solicitation
                                                                    statement
------------------------------------------------------------------------------------------------------------------------------------
          PENN VIRGINIA RESOURCES    PVR     707884102   1/14/2009  APPROVE:                           I       yes    for    for
                   PARTNERS, L.P.                                   amendment to the Penn
                                                                    Virginia Resource GP LLC
                                                                    fourth amended and restated
                                                                    long-term incentive plan to
                                                                    increase the number of
                                                                    common units issuable there
                                                                    under from 600K to 3MM
------------------------------------------------------------------------------------------------------------------------------------
 MAGELLAN MIDSTREAM PARTNERS L.P.    MMP     559080106   4/22/2009  ELECT:                             I       yes    for    for
                                                                    George O'Brien Jr.
------------------------------------------------------------------------------------------------------------------------------------
MAGELLAN MIDSTREAM HOLDINGS, L.P.    MGG     55907R108   4/23/2009  ELECT:                             I       yes    for    for
                                                                    Patrick Eilers
------------------------------------------------------------------------------------------------------------------------------------
            CROSSTEX ENERGY, L.P.    XTEX    22765U102    5/7/2009  APPROVE:                           I       yes    for    for
                                                                    the Crosstex Energy GP, LLC
                                                                    amended and restated
                                                                    long-term incentive plan
                                                                    (inc. the increase in the
                                                                    number of units available
                                                                    for issuance thereunder)

                                                                    APPROVE:                           I       yes    for    for
                                                                    amendment to the Crosstex
                                                                    Energy GP, LLC amended and
                                                                    restated long-term incentive
                                                                    plan to allow for an option
                                                                    exchange program for
                                                                    employees other than
                                                                    directors and executive
                                                                    officers
------------------------------------------------------------------------------------------------------------------------------------
   MARKWEST ENERGY PARTNERS, L.P.    MWE     570759100    6/2/2009  ELECT:                             I       yes    for    for
                                                                    Frank Semple
                                                                    John Fox
                                                                    Keith Bailey
                                                                    Michael Beatty
                                                                    Charles Dempster
                                                                    Donald Heppermann
                                                                    William Kellstrom
                                                                    Anne Fox Mounsey
                                                                    William Nicoletti
                                                                    Donald Wolf

                                                                    RATIFY:                            I       yes    for    for
                                                                    Deloitte & Touche LLP as the
                                                                    partnership's independent
                                                                    registered public
                                                                    accountants for FYE 12/31/09
------------------------------------------------------------------------------------------------------------------------------------
      ATLAS ENERGY RESOURCES, LLC    ATN     049303100    6/4/2009  ELECT:                             I       yes    for    for
                                                                    Edwar Cohen
                                                                    Jonathan Cohen
                                                                    Jessica David
                                                                    Walter Jones
                                                                    Ellen Warren
                                                                    Richard Weber
                                                                    Brice Wolf
------------------------------------------------------------------------------------------------------------------------------------